Share-based compensation (Tables)	12 Months Ended
Sep. 30, 2023
Share-based compensation
Summary of share-based compensation expense

	2023	2022	2021
	$'000	$'000	$'000
Share option charge included in administrative expenses	(14)	177	165
RSU compensation for the year included in administrative expenses	14,132	21,565	—
	14,118	21,742	165

Summary of share options granted during the period

	2023		2022		2021
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	exercise
	Share options	Price ($)	Share options	Price (£)	Share options	Price (£)
Outstanding at beginning of period	8,004,813	0.0001	8,451,872	0.0001	161,250	0.0001
Granted during the period	—	—	—	—	55,210	0.0001
Forfeited/lapsed during the period	(14,141)	0.0001	(447,058)	0.0001	(32,963)	0.0001
Exercised during the period	(1,687,270)	—	—	—	—	—
Outstanding at end of period	6,303,402	0.0001	8,004,813	0.0001	183,497	0.0001
Exercisable at end of period	1,699,277		1,253,062		17,167

Summary of inputs into the Black-Scholes model

	2023	2022	2021
Weighted average share price (£)	—	—	3.30
Weighted average exercise price (£)	—	—	0.0001
Expected volatility	—	—	50%
Expected life	—	—	5 years
Risk-free rate	—	—	0.1%
Expected dividend yield	—	—	0%

Summary of RSU

	2023			2022
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
		grant date fair	remaining term		grant date fair	remaining term
	Number of	value per share	to vest/distribute	Number of	value per share	to vest/distribute
	awards	Price ($)	(yrs)	awards	Price ($)	(yrs)
Outstanding at beginning of period	2,686,071	—		—	—
Granted during the period	3,093,686	3.97		2,758,039	17.52
Forfeited/lapsed during the period	(309,076)	9.03		(71,968)	15.23
Vested during the period	(1,534,063)	13.03		—	—
Outstanding at end of period	3,936,618	9.82	2.07	2,686,071	17.58	1.4